Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of debt
The table below sets our external debt agreements as of December 31, 2023 and 2022:

(In $ millions)	December 31, 2023	December 31, 2022
Secured debt:
$575 million secured bond in issue	575	—
Term loan facility	—	175
Second lien facility	—	271
Total secured debt	575	446
Unsecured bond:
Unsecured senior convertible bond	50	50
Total unsecured bond	50	50
Total principal debt	625	496
Debt premium and exit fees:
Premium on bond issuance	1	—
Term loan facility exit fee	—	9
Second lien facility exit fee	—	13
Total debt premium and exit fees	1	22
Less: bond issuance costs	(18)	—
Total debt	608	518
Debt is presented in our Consolidated Balance Sheets as:

(In $ millions)	December 31, 2023	December 31, 2022
Debt due within one year	—	22
Long-term debt	608	496
Total debt	608	518